STOCK OPTIONS AND WARRANTS	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCK OPTIONS AND WARRANTS

NOTE 7 – STOCK OPTIONS AND WARRANTS

Summary information regarding stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at 12/31/10	8,000,000	$1.00
Granted	-	-
Exercised	-	-
Cancelled/Expired	-	-
Outstanding at 06/30/11	8,000,000	$1.00

Options outstanding and their relative exercise price at June 30, 2011 are as follows:

Exercise Price	Number of Shares	Remaining Life	Aggregate Intrinsic Value (In-the-Money) Options
1.00	8,000,000	2.5 years	$-
	8,000,000		$-